Income taxes - Schedule of Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates and Average Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before income taxes	$ 25,079	$ 45,190
Tax calculated at domestic tax rates applicable to profits in the respective countries	6,679	12,079
Non-deductible stock-based compensation	(21)	221
Non-taxable capital (gains) and losses	884	161
Intangibles	0	78
Adjustments in respect of previous periods	(462)	(840)
Temporary difference not currently utilized and (not benefited previously)	318	87
Rate differences and other	49	219
Income tax expense reported in the consolidated statements of operations	$ 7,447	$ 12,005
Weighted average statutory tax rate (percent)	26.60%	26.70%
Unused tax losses for which no deferred tax asset recognised	$ 1,100	$ 2,000